Related Party Transactions and Balances - Schedule of Key Management Personnel (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Key Management Personnel [Line Items]
Exploration consulting fees charged by directors	$ 1,000	$ 18,900	$ 111,500
Related Party [Member]
Schedule of Key Management Personnel [Line Items]
Consulting fees charged by directors of the Company	1,000	8,900	10,000
Exploration consulting fees charged by directors		3,200	16,000
Salaries, fees and benefits	307,929	280,050	234,800
Share-based payments	$ 74,700	$ 114,900	$ 1,455,180